Annual Total Returns - FidelityMulti-AssetIndexFund-RetailPRO - FidelityMulti-AssetIndexFund-RetailPRO - Fidelity Multi-Asset Index Fund - Fidelity Multi-Asset Index Fund	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	0.13%
Annual Return 2016	8.31%
Annual Return 2017	19.27%
Annual Return 2018	(6.58%)
Annual Return 2019	25.10%
Annual Return 2020	16.28%
Annual Return 2021	17.05%
Annual Return 2022	(18.05%)
Annual Return 2023	19.29%
Annual Return 2024	13.12%